Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net Loss	$ (10,693)	$ (33,009)	$ (20,914)	$ (6,184)	$ (4,939)
Share-based compensation	1,623	2,092	3,269	306	484
Depreciation and amortization	111	114	225	290	315
Increase in other receivables	246	2,575
Decrease (increase) in other current receivables			2,938	(2,936)	(463)
Increase in trade payables	1,155	2,545	2,074	2,217	401
Increase in other payables	1,238	70	(235)	114	60
Decrease in other liabilities		13	19	17	(3)
Revaluation of financial liabilities at fair value	(949)	(41)	1,496	387
Financial expenses due to bridge loans principal amounts	(53)	1,421
Interest on leases	32	7
Interest expenses / (income) and revaluation of convertible notes	1,871	(382)	4,281	51	47
Revaluation of convertible notes			(382)
Remeasurement of investment in associated company			(22,164)
Provision of borrowing to related parties		14		621	89
Issuance of ordinary shares due to commitment fee- see note 4(3)	460
Issuance of ordinary shares due to underwriter’s fee- see note 5B(4)	238
Share of net loss of associated companies		104	101	(106)	101
Issuance cost due to inducement Alpha warrants B’s exercise price	185
Issuance of options to underwriters			11
SPAC transaction - listing costs		16,802	16,802
Net cash flow used in operating activities	(4,536)	(7,675)	(12,479)	(5,223)	(3,908)
Cash flows from investing activities:
Purchase of property, plant and equipment	(166)	(10)	(60)	(152)	(297)
Capitalized development cost		(383)	(976)	(975)	(1,468)
Net cash flow used in investing activities	(166)	(393)	(1,036)	(1,127)	(1,765)
Cash flows from financing activities:
Payments of borrowings to related parties				(172)	(103)
Payment of lease liabilities	(40)	(21)	(42)	(55)	(98)
Proceeds from issuance of shares, warrants A and B, net (see note 14 B.3)			2,630
Exercise of warrants into ordinary shares	35		642		395
Proceeds from issuance of convertible notes and security	350	250	250	581
Advance payment for equity, net (see note 10)			2,679
Proceeds from bridge loans		550
Repayment of bridge loans	(30)	(30)	(30)
Proceeds from (repayment of) Pre-Paid Advance	(423)	3,220
Proceeds from the issuance of shares and warrants	2,698
Overdraft	21
Proceeds from issuance of shares, net				182	5,892
Proceeds from the issuance of Alpha new Note, warrants and derivative financial liability	2,025	2,811	550	3,310	32
Proceeds from issuance of promissory note (see note 8.C)			2,356
Issuance of shares in the SPAC transaction, net		2,923	2,919
Net cash flow from financing activities	4,636	9,703	11,954	3,846	6,118
Increase (decrease) in cash and cash equivalents	(66)	1,635	(1,561)	(2,504)	445
Cash and cash equivalents at beginning of period	168	1,398	1,398	4,171	4,341
Exchange rate differences on cash and cash equivalent	(102)	(13)	331	(269)	(615)
Cash and cash equivalents at end of period		3,020	168	1,398	4,171
Appendix A – Non-Cash transactions during the period:
Conversion of financial liability into ordinary shares	597	450	2,300
Conversion of warrants into ordinary shares		290	1,008
Conversion of bridge loans and derivative financial liability into ordinary shares and warrants	128	2,983	5,192
Exercise of warrants into ordinary shares	458	2,229
Exercise of options and warrants into ordinary shares			2,925
Conversion of convertible notes into ordinary shares	2,346	175	175
Conversion of liability to ordinary shares (see note 14)			3,030
Remeasurement of investment in associated company (see note 3)			$ (22,164)
Issuance cost due to inducement Alpha warrants B’s exercise price	$ 107